BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
Schedule Of Borrowings
SCHEDULE OF BORROWINGS
	2023	2024
	S$	S$

Current
Bank loan	33,926	37,650

Non-current
Bank loan	407,772	394,310

Total	441,698	431,960

SCHEDULE OF BORROWING OF THE GROUP TO INTEREST RATE CHANGES AND CONTRACTUAL REPAYMENT DATES

The exposure of the borrowing of the Group to interest rate changes and the contractual repayment dates at the balance sheet date are as follows:

	2023	2024
	S$	S$

6 months or less	16,824	18,690
6 - 12 months	17,102	18,960
1 - 5 years	152,318	168,790
Over 5 years	255,454	225,520
Total	441,698	431,960